NOTES PAYABLE - Annual aggregate maturities of notes payable (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
NOTES PAYABLE
2026	¥ 7,599,606
2027	1,376,358
2028	1,298,659
2029	74,487
2030	70,664
Thereafter	1,737,687
Total notes payable	¥ 12,157,461	¥ 11,413,332